Annual Fund Operating Expenses - REX Autocallable Income ETF [Member]	Feb. 12, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 12, 2027

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swap agreements is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[2]	REX Advisers, LLC, the Fund’s investment adviser, has contractually agreed to waive a portion of the management fee equal to 0.09% of average daily net assets of the Fund at least through February 12, 2027. The agreement may be terminated by the Trust, on behalf of the Fund, for any reason and at any time and by the Fund’s investment adviser only after February 12, 2027 upon 30 days’ prior notice to the Trust.